Non adjusting events after the reporting period (Details) £ in Thousands, $ in Millions			6 Months Ended
	Jul. 10, 2025 USD ($) shares	Jan. 24, 2025 shares	Jun. 30, 2025 GBP (£)
Non adjusting events after the reporting period
Proceeds from issue of shares | £			£ 44,214
Underwritten public offering
Non adjusting events after the reporting period
Number of shares issued | shares		15,000,000
Proceeds from issue of shares | £			£ 44,203
Underwritten public offering | Share transaction
Non adjusting events after the reporting period
Number of shares issued | shares	13,800,000
Proceeds from issue of shares | $	$ 69